Cash and Cash Equivalents and Restricted Cash and Other Investments	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash and Other Investments

NOTE 3 – CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND OTHER INVESTMENTS

	June 30, 2025	December 31, 2024
Cash and cash equivalents	$377,034	$270,166
Restricted cash	589	29,623
Total cash and cash equivalents and restricted cash	$377,623	$299,789

Restricted cash relates to amounts held in retention accounts in order to service debt and interest payments, as required by certain of the Company’s credit facilities and financial liabilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and cash equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Other investments consist of time deposits with original maturities of greater than three months and less than 12 months. As of June 30, 2025 and December 31, 2024, other investments amounted to $11,386 and $12,289, respectively.